Stock Based Compensation - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 04, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 02, 2022	Jul. 29, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, Capital shares reserved for future issuance											28,000,000
Share based payment arrangement, Expense		$ 2,600,000	$ 200,000	$ 22,900,000	$ 500,000	$ 900,000	$ 1,000,000
Share based payment arrangement, Expense, Tax benefit				0		$ 0
Share based compensation arrangement by share based payment award, Options, Exercises in period						218,925			16,000,000
Share based compensation arrangements by share based payment award, Options, Exercises in period, Weighted average exercise price						$ 0.47
Share based compensation arrangement by share based payment award, Options, Outstanding, Number						6,550,985	7,354,441
Share based compensation arrangement by share based payment award, Options, Grants in period, Gross						0
Share based compensation arrangements by share based payment award, Options, Grants in period, Weighted average exercise price						$ 0
Minimum net worth required for compliance						$ 1,500,000,000
Business combination valuation trigger amount				$ 1,500,000,000
2022 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, plan description				Under the terms of the ESPP, employees can elect to have amounts of their annual compensation withheld, up to a maximum set by the Board, to purchase shares of Common Stock for a purchase price equal to 85% of the lower of the fair market value per share (at closing) of Common Stock on (i) the first trading day of the offering period or (ii) the last trading day of the offering period.
Purchase price of common stock as a percentage of fair value				85.00%
Common Stock reserved for issuance										2,150,000
Shares purchased under ESPP				0
CEO Mr. Rassey [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement, Nonvested award, Cost not yet recognized, Period for recognition				8 years
Grant date fair value				$ 11,600,000
2022 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, Capital shares reserved for future issuance		11,000,000		11,000,000
Earnout shares per share		$ 15		$ 15
Earnout shares per share		$ 20		$ 20
2017 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement, Expense	$ 18,700,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Expiration period								10 years
Share based payment arrangement, Nonvested award, Option, Cost not yet recognized, Amount						$ 900,000
Share based payment arrangement, Nonvested award, Cost not yet recognized, Period for recognition						1 year 1 month 6 days
Share-based Payment Arrangement, Option [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award graded service condition period						4 years
Share based compensation arrangement by share based payment award, Award vesting rights						Specifically, a portion of the options vest solely based on a graded four- year service condition
Share-based Payment Arrangement, Option [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award graded service condition period						4 years
Share based compensation arrangement by share based payment award, Award vesting rights						a portion vests based on both achievement of a performance condition as well as completion of a graded four-year service condition
Share-based Payment Arrangement, Option [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award graded service condition period						5 years
Share based compensation arrangement by share based payment award, Award vesting rights						and the remaining vest on achieving certain pre-money valuation in a financing event as well as completion of a graded five-year service condition.
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement, Nonvested award, Cost not yet recognized, Period for recognition				2 years
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period						4,405,974
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period, Weighted average grant date fair value						$ 8.37
Share based payment arrangement, Nonvested award, Excluding option, Cost not yet recognized, Amount						$ 35,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number						4,641,960	493,358
Shares granted for issuance				$ 12,000,000
Unrecognized stock-based compensation expense		$ 28,800,000		$ 28,800,000
Restricted Stock Units (RSUs) [Member] | CEO Mr. Rassey [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights, Percentage				10.00%
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period				6,000,000
Restricted Stock Units (RSUs) [Member] | 2022 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Options, Grants in period, Gross		3,100,000		10,300,000
Restricted Stock Units (RSUs) [Member] | Standard And Founder Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period						4,936,522	530,548
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period, Weighted average grant date fair value						$ 7.56	$ 0.87
Restricted Stock Units (RSUs) [Member] | Standard Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights				whereby the award vests 25% on the one-year anniversary of the vesting commencement date		whereby the award vests 25% on the one-year anniversary of the Vesting Commencement Date
Share based compensation arrangement by share based payment award, Award vesting period				36 months		36 months
Share based compensation arrangement by share based payment award, Award vesting rights, Percentage				25.00%		25.00%
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period						2,799,795
Share based compensation arrangement by share based payment award, Award requisite service period				4 years		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number						2,505,234
Restricted Stock Units (RSUs) [Member] | Founder Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights				Founder RSUs include a portion that vested upon the closing of the Business Combination, and a portion that will vest on the first day following the lapse of the Lock-Up Period, the first 180 days from the consummation of the Business Combination, on which the Company Valuation equals or exceeds $1.5 billion
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period						2,136,726
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member] | Founder Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights						Founder RSUs include a portion that vests upon the closing of a SPAC transaction or the first IPO to occur following February 1, 2021
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period						1,228,330
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member] | Founder Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights						a portion that will vest on the first day following the lapse of the Lock-up Period, the first 180 days from the consummation of a SPAC transaction or IPO, on which the Company Valuation equals or exceeds $1.5 billion.
Share based compensation arrangement by share based payment award, Award vesting period						180 days
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period						908,397
Minimum net worth required for compliance						$ 1,500,000,000
Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Options, Grants in period, Gross						2,000,000
Share based payment arrangement, Option, Exercise price range, Lower range limit							0.7
Share based payment arrangement, Option, Exercise price range, Upper range limit							$ 0.88
Share-based Payment Arrangement, Employee [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period							4 years
Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Options, Grants in period, Gross						0	0	136,152
Share based compensation arrangements by share based payment award, Options, Grants in period, Weighted average exercise price								$ 0.7
Share-based Payment Arrangement, Nonemployee [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Shares to be expired next year								786,512
Share based compensation arrangement by share based payment award, Expiration date								Jan. 11, 2020
Share Based Payment Arrangement Another Non Employee [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights								1/16 of the shares to vest each quarter subject to acceleration upon an initial public offering or a change of control event.
Share based compensation arrangement by share based payment award, Award vesting period								4 years
Share Based Payment Arrangement Another Non Employee [Member] | Share-based Payment Arrangement, Option [Member] | Each Quarter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights, Percentage								0.0625%
Early Exercise [Member] | Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements by share based payment award, Options, Exercises in period, Weighted average exercise price									$ 0.14
Share based compensation arrangement by share based payment award, Options, Outstanding, Number						1,039,320	4,561,065
Service Conditions Achieved [Member] | Restricted Stock Units (RSUs) [Member] | Standard Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number						342,945
Service Conditions Not Achieved [Member] | Restricted Stock Units (RSUs) [Member] | Standard Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement, Equity instruments other than options, Outstanding, Weighted average expected time to achieve service conditions						1 year 4 months 24 days